Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000153533
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name		Class A
Trading Symbol		DCUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.83% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 9.44%.

Stock selection contributed to the Fund’s performance relative to the Russell 1000® Value Index, while sector allocations detracted. We produced the strongest results in financials, where Synchrony Financial (2.6%) was the leading contributor thanks to better-than-expected earnings. Holdings in State Street Corp. (2.6%) and Discover Financial Services* helped performance, as well. The Fund further benefited from stock selection in communication services, where shares of Fox Corp. (3.6%) rallied on the strength of its strong affiliate fees and rising revenues. Warner Bros. Discovery, Inc. (2.4%), which gained significantly late in the period on expectations that the company would be taken over, also aided results. Overweight positions in Meta Platforms, Inc. (0.6%) and Google parent Alphabet, Inc. (3.6%), both of which participated in the rally in mega-cap, technology-related stocks, were additional contributors of note. Positioning in the consumer discretionary sector also added value due in large part to holdings in Boyd Gaming Corp. (2.6%) and the luxury brand company Tapestry, Inc. (0.3%).

On the other hand, the Fund’s holdings in information technology lagged the broader sector by a wide margin. Cognizant Technology Solutions, Inc. (4.6%), which was seen as being a potential victim of the growth in artificial intelligence, was a notable laggard. We were also hurt by having an average overweight in Apple, Inc.,* as the stock declined in the first half of the period on concerns about weaker sales growth in China. Consumer staples was another area of underperformance, largely as a result of downturns in spirits producers and packaged food companies. Both categories trailed the sector and the broader market on worries about slowing sales. Positioning in energy also hurt results, primarily due to a downturn in the pipeline company ONEOK, Inc. (2.3%).

With respect to sector allocation, the majority of the shortfall came from an underweight in financials and an overweight in healthcare. An overweight in the outperforming communication services sector contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
'15	$9,425	$10,000	$10,000
'15	$9,948	$10,809	$10,755
'15	$9,872	$10,845	$10,796
'15	$9,516	$10,650	$10,564
'16	$9,152	$10,076	$10,018
'16	$9,450	$10,073	$10,015
'16	$10,134	$10,775	$10,737
'16	$10,023	$10,833	$10,962
'16	$10,122	$11,023	$11,132
'16	$10,178	$11,048	$11,229
'16	$10,530	$11,469	$11,555
'16	$10,486	$11,484	$11,644
'16	$10,486	$11,493	$11,620
'16	$10,343	$11,269	$11,440
'16	$10,530	$11,713	$12,093
'16	$10,658	$11,933	$12,395
'17	$10,889	$12,173	$12,484
'17	$11,386	$12,645	$12,932
'17	$11,474	$12,653	$12,800
'17	$11,562	$12,786	$12,776
'17	$11,695	$12,950	$12,764
'17	$11,827	$13,040	$12,973
'17	$11,982	$13,298	$13,145
'17	$12,081	$13,340	$12,992
'17	$12,368	$13,624	$13,377
'17	$12,544	$13,936	$13,474
'17	$12,997	$14,361	$13,886
'17	$12,958	$14,521	$14,089
'18	$13,521	$15,319	$14,634
'18	$12,868	$14,756	$13,935
'18	$12,699	$14,421	$13,690
'18	$12,687	$14,470	$13,735
'18	$12,620	$14,840	$13,817
'18	$12,744	$14,936	$13,851
'18	$13,172	$15,451	$14,399
'18	$13,465	$15,983	$14,612
'18	$13,341	$16,044	$14,641
'18	$12,349	$14,909	$13,883
'18	$12,868	$15,212	$14,297
'18	$11,501	$13,827	$12,924
'19	$12,823	$14,985	$13,930
'19	$13,221	$15,493	$14,375
'19	$12,999	$15,763	$14,467
'19	$13,689	$16,399	$14,980
'19	$12,624	$15,354	$14,017
'19	$13,630	$16,432	$15,023
'19	$13,853	$16,687	$15,147
'19	$12,964	$16,382	$14,702
'19	$13,689	$16,665	$15,227
'19	$14,297	$17,019	$15,439
'19	$14,882	$17,662	$15,917
'19	$15,260	$18,172	$16,355
'20	$14,369	$18,192	$16,003
'20	$12,933	$16,705	$14,453
'20	$10,359	$14,497	$11,983
'20	$11,596	$16,413	$13,330
'20	$11,745	$17,279	$13,787
'20	$11,732	$17,661	$13,695
'20	$12,067	$18,695	$14,237
'20	$12,524	$20,068	$14,826
'20	$12,128	$19,334	$14,461
'20	$11,708	$18,868	$14,271
'20	$12,982	$21,090	$16,191
'20	$13,294	$21,981	$16,812
'21	$13,420	$21,800	$16,658
'21	$13,496	$22,432	$17,664
'21	$14,672	$23,281	$18,704
'21	$14,848	$24,534	$19,452
'21	$15,126	$24,651	$19,906
'21	$15,303	$25,268	$19,678
'21	$15,607	$25,793	$19,835
'21	$15,998	$26,540	$20,229
'21	$15,190	$25,321	$19,525
'21	$15,733	$27,078	$20,516
'21	$15,556	$26,714	$19,793
'21	$16,793	$27,796	$21,042
'22	$16,037	$26,229	$20,552
'22	$15,589	$25,510	$20,313
'22	$15,845	$26,370	$20,886
'22	$14,948	$24,020	$19,708
'22	$15,268	$23,983	$20,091
'22	$13,693	$21,975	$18,336
'22	$14,564	$24,021	$19,552
'22	$13,936	$23,099	$18,969
'22	$12,796	$20,962	$17,306
'22	$14,026	$22,643	$19,080
'22	$14,987	$23,868	$20,273
'22	$14,135	$22,480	$19,456
'23	$15,341	$23,987	$20,464
'23	$14,804	$23,416	$19,742
'23	$14,908	$24,157	$19,651
'23	$15,000	$24,456	$19,947
'23	$14,830	$24,570	$19,178
'23	$15,774	$26,230	$20,452
'23	$16,220	$27,132	$21,171
'23	$15,957	$26,657	$20,600
'23	$15,315	$25,404	$19,805
'23	$14,751	$24,790	$19,106
'23	$15,866	$27,106	$20,548
'23	$17,031	$28,444	$21,686
'24	$17,217	$28,840	$21,708
'24	$17,975	$30,398	$22,509
'24	$18,891	$31,372	$23,634
'24	$17,855	$30,037	$22,625
'24	$18,493	$31,452	$23,342
'24	$18,812	$32,493	$23,122
'24	$19,503	$32,965	$24,304
'24	$19,795	$33,747	$24,956
'24	$19,901	$34,468	$25,303
'24	$19,649	$34,228	$25,024
'24	$20,565	$36,431	$26,622
'24	$20,003	$35,415	$24,802
'25	$20,895	$36,543	$25,949
'25	$20,593	$35,904	$26,055
'25	$19,456	$33,826	$25,331
'25	$18,650	$33,624	$24,559
'25	$19,254	$35,771	$25,422
'25	$19,916	$37,582	$26,291
'25	$20,305	$38,417	$26,442
'25	$21,355	$39,226	$27,284
'25	$21,658	$40,586	$27,692

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.83%	12.30%	8.68%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	2.57%	10.97%	8.03%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 688,680,244
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 2,854,745
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	688,680,244
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	2,854,745

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	16%
Information Technology	15%
Communication Services	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	8%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	33.4% of Net Assets
Cognizant Technology Solutions Corp.	4.6%
Johnson & Johnson	3.9%
Kraft Heinz Co.	3.7%
Fox Corp.	3.6%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	3.0%
Pfizer, Inc.	3.0%
Bristol-Myers Squibb Co.	2.8%
State Street Corp.	2.6%
Boyd Gaming Corp.	2.6%

Material Fund Change [Text Block]
C000153534
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name		Class C
Trading Symbol		DCUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.84%

Gross expense ratio as of the latest prospectus: 1.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 191
Expense Ratio, Percent		1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.89% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 9.44%.

Stock selection contributed to the Fund’s performance relative to the Russell 1000® Value Index, while sector allocations detracted. We produced the strongest results in financials, where Synchrony Financial (2.6%) was the leading contributor thanks to better-than-expected earnings. Holdings in State Street Corp. (2.6%) and Discover Financial Services* helped performance, as well. The Fund further benefited from stock selection in communication services, where shares of Fox Corp. (3.6%) rallied on the strength of its strong affiliate fees and rising revenues. Warner Bros. Discovery, Inc. (2.4%), which gained significantly late in the period on expectations that the company would be taken over, also aided results. Overweight positions in Meta Platforms, Inc. (0.6%) and Google parent Alphabet, Inc. (3.6%), both of which participated in the rally in mega-cap, technology-related stocks, were additional contributors of note. Positioning in the consumer discretionary sector also added value due in large part to holdings in Boyd Gaming Corp. (2.6%) and the luxury brand company Tapestry, Inc. (0.3%).

On the other hand, the Fund’s holdings in information technology lagged the broader sector by a wide margin. Cognizant Technology Solutions, Inc. (4.6%), which was seen as being a potential victim of the growth in artificial intelligence, was a notable laggard. We were also hurt by having an average overweight in Apple, Inc.,* as the stock declined in the first half of the period on concerns about weaker sales growth in China. Consumer staples was another area of underperformance, largely as a result of downturns in spirits producers and packaged food companies. Both categories trailed the sector and the broader market on worries about slowing sales. Positioning in energy also hurt results, primarily due to a downturn in the pipeline company ONEOK, Inc. (2.3%).

With respect to sector allocation, the majority of the shortfall came from an underweight in financials and an overweight in healthcare. An overweight in the outperforming communication services sector contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Value Index
'15	$10,000	$10,000	$10,000
'15	$10,557	$10,809	$10,755
'15	$10,476	$10,845	$10,796
'15	$10,088	$10,650	$10,564
'16	$9,702	$10,076	$10,018
'16	$10,006	$10,073	$10,015
'16	$10,719	$10,775	$10,737
'16	$10,591	$10,833	$10,962
'16	$10,696	$11,023	$11,132
'16	$10,743	$11,048	$11,229
'16	$11,105	$11,469	$11,555
'16	$11,047	$11,484	$11,644
'16	$11,047	$11,493	$11,620
'16	$10,895	$11,269	$11,440
'16	$11,082	$11,713	$12,093
'16	$11,199	$11,933	$12,395
'17	$11,432	$12,173	$12,484
'17	$11,947	$12,645	$12,932
'17	$12,040	$12,653	$12,800
'17	$12,122	$12,786	$12,776
'17	$12,251	$12,950	$12,764
'17	$12,379	$13,040	$12,973
'17	$12,543	$13,298	$13,145
'17	$12,636	$13,340	$12,992
'17	$12,929	$13,624	$13,377
'17	$13,104	$13,936	$13,474
'17	$13,560	$14,361	$13,886
'17	$13,520	$14,521	$14,089
'18	$14,089	$15,319	$14,634
'18	$13,402	$14,756	$13,935
'18	$13,224	$14,421	$13,690
'18	$13,200	$14,470	$13,735
'18	$13,129	$14,840	$13,817
'18	$13,248	$14,936	$13,851
'18	$13,674	$15,451	$14,399
'18	$13,982	$15,983	$14,612
'18	$13,840	$16,044	$14,641
'18	$12,809	$14,909	$13,883
'18	$13,330	$15,212	$14,297
'18	$11,905	$13,827	$12,924
'19	$13,273	$14,985	$13,930
'19	$13,676	$15,493	$14,375
'19	$13,432	$15,763	$14,467
'19	$14,140	$16,399	$14,980
'19	$13,029	$15,354	$14,017
'19	$14,067	$16,432	$15,023
'19	$14,287	$16,687	$15,147
'19	$13,359	$16,382	$14,702
'19	$14,103	$16,665	$15,227
'19	$14,726	$17,019	$15,439
'19	$15,312	$17,662	$15,917
'19	$15,684	$18,172	$16,355
'20	$14,761	$18,192	$16,003
'20	$13,273	$16,705	$14,453
'20	$10,631	$14,497	$11,983
'20	$11,888	$16,413	$13,330
'20	$12,029	$17,279	$13,787
'20	$12,029	$17,661	$13,695
'20	$12,350	$18,695	$14,237
'20	$12,811	$20,068	$14,826
'20	$12,388	$19,334	$14,461
'20	$11,952	$18,868	$14,271
'20	$13,247	$21,090	$16,191
'20	$13,551	$21,981	$16,812
'21	$13,668	$21,800	$16,658
'21	$13,746	$22,432	$17,664
'21	$14,942	$23,281	$18,704
'21	$15,111	$24,534	$19,452
'21	$15,383	$24,651	$19,906
'21	$15,539	$25,268	$19,678
'21	$15,838	$25,793	$19,835
'21	$16,215	$26,540	$20,229
'21	$15,383	$25,321	$19,525
'21	$15,929	$27,078	$20,516
'21	$15,747	$26,714	$19,793
'21	$16,975	$27,796	$21,042
'22	$16,204	$26,229	$20,552
'22	$15,747	$25,510	$20,313
'22	$15,995	$26,370	$20,886
'22	$15,081	$24,020	$19,708
'22	$15,395	$23,983	$20,091
'22	$13,802	$21,975	$18,336
'22	$14,663	$24,021	$19,552
'22	$14,024	$23,099	$18,969
'22	$12,875	$20,962	$17,306
'22	$14,102	$22,643	$19,080
'22	$15,055	$23,868	$20,273
'22	$14,191	$22,480	$19,456
'23	$15,398	$23,987	$20,464
'23	$14,841	$23,416	$19,742
'23	$14,934	$24,157	$19,651
'23	$15,013	$24,456	$19,947
'23	$14,828	$24,570	$19,178
'23	$15,769	$26,230	$20,452
'23	$16,207	$27,132	$21,171
'23	$15,929	$26,657	$20,600
'23	$15,279	$25,404	$19,805
'23	$14,695	$24,790	$19,106
'23	$15,809	$27,106	$20,548
'23	$16,949	$28,444	$21,686
'24	$17,123	$28,840	$21,708
'24	$17,869	$30,398	$22,509
'24	$18,775	$31,372	$23,634
'24	$17,722	$30,037	$22,625
'24	$18,348	$31,452	$23,342
'24	$18,655	$32,493	$23,122
'24	$19,321	$32,965	$24,304
'24	$19,601	$33,747	$24,956
'24	$19,694	$34,468	$25,303
'24	$19,428	$34,228	$25,024
'24	$20,321	$36,431	$26,622
'24	$19,744	$35,415	$24,802
'25	$20,618	$36,543	$25,949
'25	$20,303	$35,904	$26,055
'25	$19,171	$33,826	$25,331
'25	$18,369	$33,624	$24,559
'25	$18,956	$35,771	$25,422
'25	$19,587	$37,582	$26,291
'25	$19,959	$38,417	$26,442
'25	$20,977	$39,226	$27,284
'25	$21,249	$40,586	$27,692

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.89%	11.39%	7.83%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.89%	11.39%	7.83%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 688,680,244
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 2,854,745
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	688,680,244
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	2,854,745

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	16%
Information Technology	15%
Communication Services	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	8%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	33.4% of Net Assets
Cognizant Technology Solutions Corp.	4.6%
Johnson & Johnson	3.9%
Kraft Heinz Co.	3.7%
Fox Corp.	3.6%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	3.0%
Pfizer, Inc.	3.0%
Bristol-Myers Squibb Co.	2.8%
State Street Corp.	2.6%
Boyd Gaming Corp.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000153537
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name		Class S
Trading Symbol		DCUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$70	0.67%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 9.18% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 9.44%.

Stock selection contributed to the Fund’s performance relative to the Russell 1000® Value Index, while sector allocations detracted. We produced the strongest results in financials, where Synchrony Financial (2.6%) was the leading contributor thanks to better-than-expected earnings. Holdings in State Street Corp. (2.6%) and Discover Financial Services* helped performance, as well. The Fund further benefited from stock selection in communication services, where shares of Fox Corp. (3.6%) rallied on the strength of its strong affiliate fees and rising revenues. Warner Bros. Discovery, Inc. (2.4%), which gained significantly late in the period on expectations that the company would be taken over, also aided results. Overweight positions in Meta Platforms, Inc. (0.6%) and Google parent Alphabet, Inc. (3.6%), both of which participated in the rally in mega-cap, technology-related stocks, were additional contributors of note. Positioning in the consumer discretionary sector also added value due in large part to holdings in Boyd Gaming Corp. (2.6%) and the luxury brand company Tapestry, Inc. (0.3%).

On the other hand, the Fund’s holdings in information technology lagged the broader sector by a wide margin. Cognizant Technology Solutions, Inc. (4.6%), which was seen as being a potential victim of the growth in artificial intelligence, was a notable laggard. We were also hurt by having an average overweight in Apple, Inc.,* as the stock declined in the first half of the period on concerns about weaker sales growth in China. Consumer staples was another area of underperformance, largely as a result of downturns in spirits producers and packaged food companies. Both categories trailed the sector and the broader market on worries about slowing sales. Positioning in energy also hurt results, primarily due to a downturn in the pipeline company ONEOK, Inc. (2.3%).

With respect to sector allocation, the majority of the shortfall came from an underweight in financials and an overweight in healthcare. An overweight in the outperforming communication services sector contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Value Index
'15	$10,000	$10,000	$10,000
'15	$10,566	$10,809	$10,755
'15	$10,486	$10,845	$10,796
'15	$10,113	$10,650	$10,564
'16	$9,726	$10,076	$10,018
'16	$10,042	$10,073	$10,015
'16	$10,769	$10,775	$10,737
'16	$10,652	$10,833	$10,962
'16	$10,757	$11,023	$11,132
'16	$10,816	$11,048	$11,229
'16	$11,191	$11,469	$11,555
'16	$11,144	$11,484	$11,644
'16	$11,144	$11,493	$11,620
'16	$11,003	$11,269	$11,440
'16	$11,203	$11,713	$12,093
'16	$11,331	$11,933	$12,395
'17	$11,590	$12,173	$12,484
'17	$12,118	$12,645	$12,932
'17	$12,224	$12,653	$12,800
'17	$12,318	$12,786	$12,776
'17	$12,459	$12,950	$12,764
'17	$12,600	$13,040	$12,973
'17	$12,776	$13,298	$13,145
'17	$12,881	$13,340	$12,992
'17	$13,187	$13,624	$13,377
'17	$13,375	$13,936	$13,474
'17	$13,868	$14,361	$13,886
'17	$13,831	$14,521	$14,089
'18	$14,433	$15,319	$14,634
'18	$13,735	$14,756	$13,935
'18	$13,567	$14,421	$13,690
'18	$13,555	$14,470	$13,735
'18	$13,495	$14,840	$13,817
'18	$13,627	$14,936	$13,851
'18	$14,084	$15,451	$14,399
'18	$14,409	$15,983	$14,612
'18	$14,264	$16,044	$14,641
'18	$13,218	$14,909	$13,883
'18	$13,771	$15,212	$14,297
'18	$12,308	$13,827	$12,924
'19	$13,737	$14,985	$13,930
'19	$14,163	$15,493	$14,375
'19	$13,925	$15,763	$14,467
'19	$14,677	$16,399	$14,980
'19	$13,536	$15,354	$14,017
'19	$14,627	$16,432	$15,023
'19	$14,865	$16,687	$15,147
'19	$13,912	$16,382	$14,702
'19	$14,689	$16,665	$15,227
'19	$15,354	$17,019	$15,439
'19	$15,980	$17,662	$15,917
'19	$16,387	$18,172	$16,355
'20	$15,443	$18,192	$16,003
'20	$13,900	$16,705	$14,453
'20	$11,146	$14,497	$11,983
'20	$12,463	$16,413	$13,330
'20	$12,623	$17,279	$13,787
'20	$12,636	$17,661	$13,695
'20	$12,995	$18,695	$14,237
'20	$13,487	$20,068	$14,826
'20	$13,062	$19,334	$14,461
'20	$12,610	$18,868	$14,271
'20	$13,993	$21,090	$16,191
'20	$14,324	$21,981	$16,812
'21	$14,461	$21,800	$16,658
'21	$14,556	$22,432	$17,664
'21	$15,837	$23,281	$18,704
'21	$16,028	$24,534	$19,452
'21	$16,328	$24,651	$19,906
'21	$16,519	$25,268	$19,678
'21	$16,846	$25,793	$19,835
'21	$17,282	$26,540	$20,229
'21	$16,409	$25,321	$19,525
'21	$16,996	$27,078	$20,516
'21	$16,818	$26,714	$19,793
'21	$18,153	$27,796	$21,042
'22	$17,336	$26,229	$20,552
'22	$16,865	$25,510	$20,313
'22	$17,156	$26,370	$20,886
'22	$16,172	$24,020	$19,708
'22	$16,532	$23,983	$20,091
'22	$14,841	$21,975	$18,336
'22	$15,784	$24,021	$19,552
'22	$15,105	$23,099	$18,969
'22	$13,871	$20,962	$17,306
'22	$15,216	$22,643	$19,080
'22	$16,255	$23,868	$20,273
'22	$15,345	$22,480	$19,456
'23	$16,654	$23,987	$20,464
'23	$16,071	$23,416	$19,742
'23	$16,184	$24,157	$19,651
'23	$16,284	$24,456	$19,947
'23	$16,113	$24,570	$19,178
'23	$17,138	$26,230	$20,452
'23	$17,636	$27,132	$21,171
'23	$17,352	$26,657	$20,600
'23	$16,654	$25,404	$19,805
'23	$16,042	$24,790	$19,106
'23	$17,266	$27,106	$20,548
'23	$18,535	$28,444	$21,686
'24	$18,738	$28,840	$21,708
'24	$19,577	$30,398	$22,509
'24	$20,575	$31,372	$23,634
'24	$19,447	$30,037	$22,625
'24	$20,141	$31,452	$23,342
'24	$20,503	$32,493	$23,122
'24	$21,270	$32,965	$24,304
'24	$21,588	$33,747	$24,956
'24	$21,718	$34,468	$25,303
'24	$21,443	$34,228	$25,024
'24	$22,442	$36,431	$26,622
'24	$21,826	$35,415	$24,802
'25	$22,816	$36,543	$25,949
'25	$22,486	$35,904	$26,055
'25	$21,260	$33,826	$25,331
'25	$20,379	$33,624	$24,559
'25	$21,055	$35,771	$25,422
'25	$21,779	$37,582	$26,291
'25	$22,219	$38,417	$26,442
'25	$23,367	$39,226	$27,284
'25	$23,713	$40,586	$27,692

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	9.18%	12.67%	9.02%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 688,680,244
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 2,854,745
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	688,680,244
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	2,854,745

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	16%
Information Technology	15%
Communication Services	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	8%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	33.4% of Net Assets
Cognizant Technology Solutions Corp.	4.6%
Johnson & Johnson	3.9%
Kraft Heinz Co.	3.7%
Fox Corp.	3.6%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	3.0%
Pfizer, Inc.	3.0%
Bristol-Myers Squibb Co.	2.8%
State Street Corp.	2.6%
Boyd Gaming Corp.	2.6%

Material Fund Change [Text Block]
C000153535
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Fund
Class Name		Institutional Class
Trading Symbol		DCUIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® U.S. Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.67%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 9.20% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.75% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 9.44%.

Stock selection contributed to the Fund’s performance relative to the Russell 1000® Value Index, while sector allocations detracted. We produced the strongest results in financials, where Synchrony Financial (2.6%) was the leading contributor thanks to better-than-expected earnings. Holdings in State Street Corp. (2.6%) and Discover Financial Services* helped performance, as well. The Fund further benefited from stock selection in communication services, where shares of Fox Corp. (3.6%) rallied on the strength of its strong affiliate fees and rising revenues. Warner Bros. Discovery, Inc. (2.4%), which gained significantly late in the period on expectations that the company would be taken over, also aided results. Overweight positions in Meta Platforms, Inc. (0.6%) and Google parent Alphabet, Inc. (3.6%), both of which participated in the rally in mega-cap, technology-related stocks, were additional contributors of note. Positioning in the consumer discretionary sector also added value due in large part to holdings in Boyd Gaming Corp. (2.6%) and the luxury brand company Tapestry, Inc. (0.3%).

On the other hand, the Fund’s holdings in information technology lagged the broader sector by a wide margin. Cognizant Technology Solutions, Inc. (4.6%), which was seen as being a potential victim of the growth in artificial intelligence, was a notable laggard. We were also hurt by having an average overweight in Apple, Inc.,* as the stock declined in the first half of the period on concerns about weaker sales growth in China. Consumer staples was another area of underperformance, largely as a result of downturns in spirits producers and packaged food companies. Both categories trailed the sector and the broader market on worries about slowing sales. Positioning in energy also hurt results, primarily due to a downturn in the pipeline company ONEOK, Inc. (2.3%).

With respect to sector allocation, the majority of the shortfall came from an underweight in financials and an overweight in healthcare. An overweight in the outperforming communication services sector contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Value Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,055,427	$1,080,909	$1,075,453
'15	$1,047,344	$1,084,480	$1,079,569
'15	$1,010,344	$1,064,970	$1,056,352
'16	$971,710	$1,007,649	$1,001,768
'16	$1,003,319	$1,007,303	$1,001,515
'16	$1,077,076	$1,077,473	$1,073,659
'16	$1,065,368	$1,083,333	$1,096,213
'16	$1,075,905	$1,102,304	$1,113,239
'16	$1,081,759	$1,104,800	$1,122,866
'16	$1,119,222	$1,146,887	$1,155,469
'16	$1,114,539	$1,148,411	$1,164,378
'16	$1,115,710	$1,149,320	$1,161,951
'16	$1,100,490	$1,126,908	$1,143,968
'16	$1,120,393	$1,171,335	$1,209,305
'16	$1,133,219	$1,193,341	$1,239,528
'17	$1,159,054	$1,217,337	$1,248,359
'17	$1,211,898	$1,264,458	$1,293,217
'17	$1,222,467	$1,265,257	$1,280,043
'17	$1,231,862	$1,278,634	$1,277,641
'17	$1,245,954	$1,294,952	$1,276,389
'17	$1,260,045	$1,303,994	$1,297,255
'17	$1,277,660	$1,329,818	$1,314,496
'17	$1,288,229	$1,333,978	$1,299,184
'17	$1,318,761	$1,362,385	$1,337,663
'17	$1,337,550	$1,393,633	$1,347,375
'17	$1,385,698	$1,436,133	$1,388,634
'17	$1,382,169	$1,452,143	$1,408,904
'18	$1,443,518	$1,531,856	$1,463,375
'18	$1,373,748	$1,475,616	$1,393,497
'18	$1,355,704	$1,442,123	$1,368,984
'18	$1,354,501	$1,447,024	$1,373,503
'18	$1,348,487	$1,483,961	$1,381,656
'18	$1,362,922	$1,493,557	$1,385,078
'18	$1,407,430	$1,545,102	$1,439,899
'18	$1,439,910	$1,598,342	$1,461,181
'18	$1,426,677	$1,604,411	$1,464,079
'18	$1,320,819	$1,490,878	$1,388,267
'18	$1,377,357	$1,521,218	$1,429,714
'18	$1,230,837	$1,382,670	$1,292,426
'19	$1,372,471	$1,498,542	$1,393,021
'19	$1,416,340	$1,549,280	$1,437,530
'19	$1,392,526	$1,576,252	$1,446,669
'19	$1,467,730	$1,639,908	$1,497,984
'19	$1,353,670	$1,535,406	$1,401,668
'19	$1,461,463	$1,643,198	$1,502,286
'19	$1,485,277	$1,668,717	$1,514,738
'19	$1,390,019	$1,638,154	$1,470,197
'19	$1,467,730	$1,666,549	$1,522,650
'19	$1,534,160	$1,701,869	$1,543,933
'19	$1,596,830	$1,766,185	$1,591,666
'19	$1,638,428	$1,817,190	$1,635,452
'20	$1,542,676	$1,819,151	$1,600,268
'20	$1,388,408	$1,670,495	$1,445,288
'20	$1,113,120	$1,449,740	$1,198,296
'20	$1,244,780	$1,641,313	$1,333,011
'20	$1,262,068	$1,727,911	$1,378,691
'20	$1,262,068	$1,766,122	$1,369,540
'20	$1,297,975	$1,869,539	$1,423,683
'20	$1,347,181	$2,006,758	$1,482,552
'20	$1,304,625	$1,933,415	$1,446,136
'20	$1,259,408	$1,886,791	$1,427,130
'20	$1,397,717	$2,108,974	$1,619,099
'20	$1,430,802	$2,198,132	$1,681,174
'21	$1,444,429	$2,180,028	$1,665,778
'21	$1,453,968	$2,243,206	$1,766,446
'21	$1,582,058	$2,328,096	$1,870,391
'21	$1,601,136	$2,453,419	$1,945,190
'21	$1,632,477	$2,465,065	$1,990,599
'21	$1,650,192	$2,526,833	$1,967,804
'21	$1,682,896	$2,579,325	$1,983,531
'21	$1,726,501	$2,653,977	$2,022,867
'21	$1,639,291	$2,532,069	$1,952,455
'21	$1,697,885	$2,707,762	$2,051,596
'21	$1,680,171	$2,671,439	$1,979,298
'21	$1,813,637	$2,779,647	$2,104,165
'22	$1,731,892	$2,622,930	$2,055,151
'22	$1,686,170	$2,550,953	$2,031,302
'22	$1,713,880	$2,637,036	$2,088,644
'22	$1,616,894	$2,401,969	$1,970,837
'22	$1,651,532	$2,398,318	$2,009,149
'22	$1,482,499	$2,197,459	$1,833,606
'22	$1,576,714	$2,402,129	$1,955,197
'22	$1,508,824	$2,309,896	$1,896,941
'22	$1,386,899	$2,096,167	$1,730,604
'22	$1,519,908	$2,264,280	$1,908,043
'22	$1,625,207	$2,386,772	$2,027,280
'22	$1,532,945	$2,247,985	$1,945,557
'23	$1,663,893	$2,398,701	$2,046,376
'23	$1,605,536	$2,341,622	$1,974,223
'23	$1,616,923	$2,415,695	$1,965,131
'23	$1,628,310	$2,445,628	$1,994,739
'23	$1,609,806	$2,457,019	$1,917,806
'23	$1,713,711	$2,622,961	$2,045,200
'23	$1,762,104	$2,713,160	$2,117,119
'23	$1,733,638	$2,665,699	$2,059,964
'23	$1,665,317	$2,540,421	$1,980,471
'23	$1,602,690	$2,479,021	$1,910,596
'23	$1,725,097	$2,710,550	$2,054,750
'23	$1,852,168	$2,844,358	$2,168,568
'24	$1,872,426	$2,884,025	$2,170,813
'24	$1,956,353	$3,039,766	$2,250,894
'24	$2,056,196	$3,137,212	$2,363,427
'24	$1,943,330	$3,003,716	$2,262,472
'24	$2,014,233	$3,145,160	$2,334,192
'24	$2,048,961	$3,249,255	$2,312,235
'24	$2,125,652	$3,296,541	$2,430,440
'24	$2,158,934	$3,374,680	$2,495,637
'24	$2,170,510	$3,446,837	$2,530,276
'24	$2,143,016	$3,422,753	$2,502,428
'24	$2,242,860	$3,643,106	$2,662,230
'24	$2,181,432	$3,541,537	$2,480,154
'25	$2,280,516	$3,654,270	$2,594,948
'25	$2,247,488	$3,590,353	$2,605,485
'25	$2,124,812	$3,382,566	$2,533,125
'25	$2,038,310	$3,362,435	$2,455,919
'25	$2,104,366	$3,577,084	$2,542,159
'25	$2,176,713	$3,758,232	$2,629,057
'25	$2,220,751	$3,841,745	$2,644,153
'25	$2,335,563	$3,922,605	$2,728,424
'25	$2,370,164	$4,058,592	$2,769,180

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	9.20%	12.68%	9.01%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 688,680,244
Holdings Count | Holding		72
Advisory Fees Paid, Amount		$ 2,854,745
InvestmentCompanyPortfolioTurnover		76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	688,680,244
Number of Portfolio Holdings	72
Portfolio Turnover Rate (%)	76
Total Net Advisory Fees Paid ($)	2,854,745

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	16%
Information Technology	15%
Communication Services	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	8%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	33.4% of Net Assets
Cognizant Technology Solutions Corp.	4.6%
Johnson & Johnson	3.9%
Kraft Heinz Co.	3.7%
Fox Corp.	3.6%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	3.0%
Pfizer, Inc.	3.0%
Bristol-Myers Squibb Co.	2.8%
State Street Corp.	2.6%
Boyd Gaming Corp.	2.6%

Material Fund Change [Text Block]